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United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended March 31, 2009

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	25 Orinda Way, Suite 300
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.






Person Signing this Report on Behalf of Reporting Manager:

Name:			Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:



______________________________
Sanford J. Colen,				Orinda, CA	April 24, 2009

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total (x $1000):   $531,825

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC





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Item 1:				 Item 2:		Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:
	Item 8:
Name of Issuer		 Title of Class		CUSIP	 #	Fair Mkt 	Shares of 	Investment	Managers	Voting
Authority
				 					Value	 	Principal	Discretion	See Instr. V	(Shares)
									(x $1000)	Amount	(c) Shared-Other		(b) Shared
		 	  		    							Other
ACACIA RESEARCH - ACACIA TEC	common stock	003881307	 $14,352 	3,517,700		other	1	x
ADOBE SYSTEMS INC			common stock	00724F101	 $5,604 	262,000		other	1	x
AMEDISYS INC			common stock	023436108	 $4,393 	159,800		other	1	x
AMEDISYS INC			call option		023436108	 $682 	 24,800 		other	1	x
AMERICAN EAGLE OUTFITTERS	common stock	02553E106	 $9,722 	794,300		other	1	x
AMERICAN EXPRESS CO		common stock	025816109	 $13,630 	1,000,000		other	1	x
AMERITYRE CORP			common stock	03073V107	 $289 	1,031,800		other	1	x
APPLE INC				common stock	037833100	 $22,454 	213,600		other	1	x
BAXTER INTERNATIONAL INC	common stock	071813109	 $13,025 	254,300		other	1	x
BIOMARIN PHARMACEUTICAL INC	common stock	09061G101	 $5,805 	470,000		other	1	x
CITRIX SYSTEMS INC		common stock	177376100	 $9,056 	400,000		other	1	x
COSTCO WHOLESALE CORP		common stock	22160K105	 $23,012 	496,800		other	1	x
COVIDIEN LTD			common stock	G2552X108	 $8,310 	250,000		other	1	x
CROCS INC				common stock	227046109	 $946 	794,800		other	1	x
DECKERS OUTDOOR CORP		common stock	243537107	 $39,536 	745,400		other	1	x
DREAMWORKS ANIMATION SKG-A	common stock	26153C103	 $26,879 	1,242,100		other	1	x
ILLUMINA INC			common stock	452327109	 $4,655 	125,000		other	1	x
INVERNESS MEDICAL INNOVATION	common stock	46126P106	 $11,717 	440,000		other	1	x
JETBLUE AIRWAYS CORP		common stock	477143101	 $10,343 	2,833,700		other	1	x
KBR INC				common stock	48242W106	 $2,072 	150,000		other	1	x
LAMAR ADVERTISING CO-CL A	common stock	512815101	 $6,155 	631,300		other	1	x
LIZ CLAIBORNE INC			common stock	539320101	 $6,134 	2,483,500		other	1	x
LOWE'S COS INC			common stock	548661107	 $21,787 	1,193,800		other	1	x
LULULEMON ATHLETICA INC	common stock	550021109	 $24,956 	2,881,800		other	1	x
MARVELL TECHNOLOGY GROUP LTD	common stock	G5876H105	 $19,236 	2,100,000		other	1	x
MONSTER WORLDWIDE INC		common stock	611742107	 $3,260 	400,000		other	1	x
MOSAIC CO/THE			common stock	61945A107	 $6,297 	150,000		other	1	x
NEWFIELD EXPLORATION CO	common stock	651290108	 $2,615 	115,200		other	1	x
NOBLE ENERGY INC			common stock	655044105	 $8,017 	148,800		other	1	x
OCCIDENTAL PETROLEUM CORP	common stock	674599105	 $9,588 	172,300		other	1	x
ON SEMICONDUCTOR CORPORATION	common stock	682189105	 $10,920 	2,800,000		other	1	x
PETROHAWK ENERGY CORP		common stock	716495106	 $5,000 	260,000		other	1	x
QUIKSILVER INC			common stock	74838C106	 $1,399 	1,092,800		other	1	x
RESMED INC				common stock	761152107	 $21,204 	600,000		other	1	x
SCHLUMBERGER LTD			common stock	806857108	 $6,857 	168,800		other	1	x
SHAW GROUP INC			common stock	820280105	 $5,482 	200,000		other	1	x
SHIRE PLC-ADR			common stock	82481R106	 $12,579 	350,000		other	1	x
SOTHEBY'S				common stock	835898107	 $26,160 	2,906,700		other	1	x
TARGET CORP				common stock	87612E106	 $10,231 	297,500		other	1	x
TENARIS SA-ADR			common stock	88031M109	 $4,008 	198,700		other	1	x
THERMO FISHER SCIENTIFIC INC	common stock	883556102	 $24,652 	691,100		other	1	x
THORATEC CORP			common stock	885175307	 $2,551 	99,300		other	1	x
UAL CORP				common stock	902549807	 $6,231 	1,390,800		other	1	x
UNDER ARMOUR INC-CLASS A	common stock	904311107	 $2,415 	147,000		other	1	x
URBAN OUTFITTERS INC		common stock	917047102	 $42,562 	2,600,000		other	1	x
VARIAN MEDICAL SYSTEMS INC	common stock	92220P105	 $6,301 	207,000		other	1	x
WRIGHT MEDICAL GROUP INC	common stock	98235T107	 $3,874 	297,300		other	1	x
XENOPORT INC			common stock	98411C100	 $4,873 	251,700		other	1	x
								 $531,825
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